Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI United Kingdom ETF(a)	407,264	$12,906,196

Total Investment Companies — 100.0% (Cost: $14,149,322)		12,906,196

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	4,896	4,896

Total Short-Term Investments — 0.1% (Cost: $4,896)		4,896

Total Investments in Securities — 100.1% (Cost: $14,154,218)		12,911,092

Other Assets, Less Liabilities — (0.1)%		(9,356)

Net Assets — 100.0%		$12,901,736

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	520,158	—	(515,262	)(a)	4,896	$4,896	$679	$—	$—
iShares MSCI United Kingdom ETF	671,352	167,065	(431,153)		407,264	12,906,196	299,815	(183,564)	(615,276)

						$12,911,092	$300,494	$(183,564)	$(615,276)

(a) Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	20,596,000	USD	25,986,298	MS	06/04/19	$52,189

USD	13,336,566	GBP	10,298,000	MS	06/04/19	317,322

GBP	55,000	USD	69,425	MS	07/02/19	209

						369,720

USD	12,979,599	GBP	10,298,000	MS	06/04/19	(39,644)

USD	13,110,593	GBP	10,365,000	MS	07/02/19	(12,424)

						(52,068)

	Net unrealized appreciation					$317,652

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$12,906,196	$—	$—	$12,906,196
Money Market Funds	4,896	—	—	4,896

	$12,911,092	$—	$—	$12,911,092

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$369,720	$—	$369,720
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,068)	—	(52,068)

	$—	$317,652	$—	$317,652

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

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